INTERBANK DEPOSITS AND REPURCHASE AGREEMENTS AND OTHER SIMILAR SECURED BORROWING - Money market operations recognized as liabilities (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Interbank Deposits
Interbank liabilities	$ 762,574	$ 1,363,679
Total interbank	762,574	1,363,679
Repurchase agreements and other similar secured borrowing
Short selling operations	128,257	555,337
Temporary transfer of securities	2,087,906	758,400
Total Repurchase agreements and other similar secured borrowing	2,216,163	1,313,737
Total money market transactions	$ 2,978,737	$ 2,677,416
Debt instrument maturity	30 days